FAIR VALUE OF FINANCIAL INSTRUMENTS (Narrative) (Details)	Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Assets measured at fair value on recurring basis
Assets or liabilities measured at fair value on non-recurring basis